Liquidity Risk - Summary of Loan-to-Deposit Ratio (Detail) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [line items]
Consumer loans gross	£ 199.9
Adjust for: fair value loans, impairment loss allowances, accrued interest and other	1.7
Statutory loans and advances to customers/deposits by customers	201.6
Total	201.6
Deposits from customers gross	172.1
Adjust for: fair value loans, impairment loss allowances, accrued interest and other	1.6
Statutory loans and advances to customers/deposits by customers	173.7
Total	£ 173.7
Percentage of loan to deposit ratio	116.00%	113.00%
Retail banking [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [line items]
Consumer loans gross	£ 172.8
Deposits from customers gross	£ 142.1
Percentage of loan to deposit ratio	122.00%	113.00%
Corporate and commercial banking [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [line items]
Consumer loans gross	£ 17.7
Deposits from customers gross	£ 17.6
Percentage of loan to deposit ratio	101.00%	104.00%
Corporate and investment banking [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [line items]
Consumer loans gross	£ 4.6
Deposits from customers gross	£ 4.8
Percentage of loan to deposit ratio	96.00%	133.00%
Corporate centre [member]
Disclosure of Customer Loans, Customer Deposits and Loan to Deposit Ratio [line items]
Consumer loans gross	£ 4.8
Deposits from customers gross	£ 7.6
Percentage of loan to deposit ratio	63.00%	174.00%